Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 East Financial Way, Suite 100
Glendora, California 91741

February 1, 2021

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 “F” Street N.E.
Washington, D.C. 20549
Re:    Professionally Managed Portfolios (the “Trust”)
    File Nos.: 33-12213 and 811-05037

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of the Boston Common ESG Impact International Fund and the Boston Common ESG Impact U.S. Equity Fund (the "Funds"), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Funds dated January 31, 2021, and filed electronically as Post-Effective Amendment No. 807 to the Funds’ Registration Statement on Form N-1A on January 29, 2021.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards
Elaine E. Richards, Esq.
President and Secretary of the Trust